Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of various warrants/options issued and outstanding
Number of warrants/non-plan options	Exercise Price	Weighted Average Remaining Life (Yrs)
25,000	$5.00	1.86
521,825	$3.32	8.15
78,000	$2.90	1.11
30,000	$3.32	1.11
148,005	$9.10	3.50

Number of warrants/non-plan options	Exercise Price	Weighted Average Remaining Life (Yrs)
559,431	$3.32	8.90
151,000	$2.90	1.86
30,000	$3.32	1.86
148,005	$9.10	4.25
888,436

Schedule of assumptions used

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 – 5.01
Risk free rate	2.83% – 3.01%

The Company has computed the fair value of the 245,500 options granted during the nine months ended September 30, 2023 using the following assumptions:

Expected volatility	105%
Expected dividends	None
Expected term (in years)	6.0
Risk free rate	4.33%

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 – 5.01
Risk free rate	2.83% – 3.01%

Schedule of stock option activity

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (1)
Outstanding at beginning of period	829,500	$3.43	8.76	—
Granted	245,500	4.92	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at end of period	1,075,000	$3.77	9.02	$567,595
Exercisable at end of period	829,500	$3.43	7.51	$567,595

(1)	The aggregate intrinsic value of options outstanding and options exercisable at beginning of period is $0, as all options are out of the money.

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (1)
Outstanding at beginning of period	—	$—	—	$—
Granted	829,500	3.43	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at end of period	829,500	$3.43	8.26	$—
Exercisable at end of period	829,500	$3.43	8.26	$—

Schedule of common stock shares reserved for future issuance

Exercise of warrants	772,830
Exercise of options unrelated to any Plan	30,000
Exercise of stock options – 2021 Incentive Award Plan	1,075,000
Exercise of restricted stock units – 2021 Incentive Award Plan	48,780
Total shares of common stock reserved for future issuances	1,926,610

Exercise of warrants	858,436
Exercise of options unrelated to any Plan	30,000
Exercise of stock options – 2021 Incentive Award Plan	829,500
Total shares of common stock reserved for future issuances	1,717,936

Share-Based Payment Arrangement, Restricted Stock Unit, Activity

(in thousands except number of options and per options data)	Number of restricted stock awards		Weighted average grant-date fair value
Nonvested at beginning of year	—	$	—
Granted	48,780		239,998
Vested	—		—
Forfeited	—		—
Nonvested at end of year	48,780	$	239,998